Property and Equipment, net (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of property and equipment, net

	As of March 31,
	2018	2019
	RMB	RMB
Buildings	—	125,692,281
General equipment	5,250,429	6,161,143
Motor vehicle	1,178,438	1,393,869
Leasehold improvements	1,412,930	2,398,868
Leased equipment under capital lease	—	12,826,365

Total	7,841,797	148,472,526
Less: Accumulated depreciation	(2,696,438)	(5,876,479)
Construction in Progress	—	3,475,254

Property and equipment, net	5,145,359	146,071,301

Schedule of future minimum lease payments for assets under capital lease

Year ended
March 31,
RMB
2020	1,630,189
2021	1,630,189
2022	1,630,189
2023	1,630,189
2024 and after	9,373,584
Total minimum lease payments	15,894,340
Less: amount representing interest	(3,883,069)
Present value of net minimum lease payments	12,011,271
Current portion	934,946
Non-current portion	11,076,325

Capital lease
Schedule of net value of the capital lease

As of March 31,
2019
RMB
Equipment	12,826,365
Accumulated depreciation	(320,659)

Equipment, net	12,505,706